FAIR VALUE, Changes in Loans Using Level 3 Inputs (Q3) (Details) - USD ($)		5 Months Ended		9 Months Ended
		Dec. 31, 2020		Sep. 30, 2021		Jul. 30, 2020
Changes in Loans Using Level 3 Inputs [Abstract]
Loans held at fair value, beginning balance		$ 43,106,551		$ 48,558,051	[1],[2]
Change in unrealized gains / (losses) on loans at fair value, net		1,563,340		796,368
Additional funding		16,360,000		37,701,104
Original issue discount and other discounts, net of costs		1,595,199		1,130,623
Repayments		(5,000,000)		(12,000,000)
Loan amortization payments				(1,093,659)
Accretion of original issue discount		732,729		1,905,715
PIK interest		390,630		1,556,868
Loans held at fair value, ending balance	[2]	48,558,051	[1]	76,293,824
Carrying Value [Abstract]
Cash and cash equivalents		9,623,820		69,974,391
Loans held for investment at carrying value		31,837,031	[3],[4],[5]	153,161,781	[4],[6]	$ 0
Loan receivable at carrying value		3,348,263		2,774,455		$ 3,696,290
Fair Value [Abstract]
Cash and cash equivalents, at fair value				69,974,391
Loans held for investment at fair value				158,771,796
Loan receivable at carrying value				2,695,507
Level 3 [Member]
Changes in Loans Using Level 3 Inputs [Abstract]
Loans held at fair value, beginning balance		43,106,551		48,558,051
Change in unrealized gains / (losses) on loans at fair value, net		1,563,340		796,368
Additional funding		16,360,000		37,701,104
Original issue discount and other discounts, net of costs		1,595,199		(1,130,623)
Repayments		(5,000,000)		(12,000,000)
Loan amortization payments				(1,093,659)
Accretion of original issue discount		732,729		1,905,715
PIK interest		390,630		1,556,868
Loans held at fair value, ending balance		$ 48,558,051		$ 76,293,824

[1]	Refer to Footnote 14
[2]	Refer to Note 14 to our unaudited consolidated financial statements.
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
[4]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs.
[5]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs
[6]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.